ProFund VP Dow 30 Investment Objectives and Goals - ProFund VP Dow 30	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ProFund VP Dow 30
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProFund VP Dow 30 (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Industrial Average® (the “Index”).